Restricted Share Units (RSUs) Awarded to Certain Key Executives (Parenthetical) (Detail) (Restricted Stock Units (RSUs))	1 Months Ended	12 Months Ended
	Aug. 07, 2008	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	6,280	365,000
Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		120,000 [1]
Retired CEO Mr. Peter Gray | Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		100,000

[1]	includes 100,000 RSU's awarded to Mr. Peter Gray which are not expected to vest following his retirement as CEO of the Company on September 30, 2011.